Marketable Securities And Other Investments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended		1 Months Ended		1 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009 KT Freetel Co., Ltd.	Jun. 01, 2009 KT Corporation Kt Common Stock	Jan. 20, 2009 KT Corporation Kt Common Stock	May 27, 2009 KT Corporation Exchangeable Bonds	Jan. 20, 2009 KT Corporation Exchangeable Bonds	Dec. 14, 2009 KT Corporation KT ADRs [Member]
Schedule of Investments [Line Items]
Carrying amounts of long-term investment equity securities	¥ 70,888	¥ 68,325
Fair value of investment securities, carrying amount	68,916	67,698
Net income (loss) reclassified out of accumulated other comprehensive income (loss)	104	(4,511)	(2,005)
Percentage of common stock of KT Freetel Co., Ltd., outstanding common shares				11.00%
Initial acquisition cost of KT Freetel Co., Ltd.				65,602
Proportion of KTF shareholding allocated to exchange for common stock / bond						40.00%		60.00%
Acquisition of business common stock / bond					15,023		20,821		26,326
Realized gain (loss) from acquiring common stock					(692)				5,477
Realized gain (loss) from acquiring bond							¥ (2,753)